ACR Opportunity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.3%
	COMMUNICATIONS — 12.5%
115,000	IAC, Inc.*	$4,406,800
284,500	Liberty Global Ltd. - Class A*[1]	3,624,530
17,839	Liberty Latin America Ltd. - Class C*[1]	141,642
430,000	Vodafone Group PLC[1,2]	6,604,800
		14,777,772
	CONSUMER DISCRETIONARY — 15.4%
70,800	General Motors Co.[2]	5,572,668
1,100,000	JD Sports Fashion PLC	1,211,779
6,500	Lennar Corp.	693,745
58,500	Magna International, Inc.[1]	3,688,425
184,000	Opmobility	3,682,022
10,000	Thor Industries, Inc.	961,300
260,000	Vistry Group PLC*	2,436,782
		18,246,721
	CONSUMER STAPLES — 7.4%
2,200,000	Budweiser Brewing Co. APAC Ltd.[3]	2,185,068
20,000	Dollar General Corp.	3,124,800
152,136	Naked Wines PLC*	151,726
42,000	Premium Brands Holdings Corp.	3,263,998
		8,725,592
	ENERGY — 1.3%
8,000	Chevron Corp.	1,494,080
	FINANCIALS — 16.6%
250,000	Barclays PLC[1,2]	6,070,000
36,000	Citigroup, Inc.[2]	3,966,840
10,000	Diamond Hill Investment Group, Inc.	1,718,700
1,800	Fairfax Financial Holdings Ltd.[1,2]	3,097,773
70,000	Power Corp. of Canada	3,516,165
20,000	Southern Missouri Bancorp, Inc.	1,238,200
		19,607,678
	INDUSTRIALS — 16.8%
29,400	Ashtead Group PLC	2,105,920
36,000	DCC PLC	2,510,461
1,300,000	Eurocell PLC	2,233,827
20,000	Eurofins Scientific S.E.	1,611,625
11,500	FedEx Corp.	4,450,500
153,000	ISS A/S	5,441,052
28,000	Sodexo S.A.	1,532,655
		19,886,040

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 3.3%
200,000	Azelis Group N.V.	$1,991,398
55,000	Winpak Ltd.	1,942,599
		3,933,997
	REAL ESTATE — 1.6%
133,898	Five Point Holdings LLC - Class A*	739,117
100,000	Kennedy-Wilson Holdings, Inc.	1,088,000
		1,827,117
	TECHNOLOGY — 4.4%
13,000	Arrow Electronics, Inc.*	1,978,080
22,000	Dell Technologies, Inc. - Class C	3,257,760
		5,235,840
	TOTAL COMMON STOCKS
	(Cost $64,014,381)	93,734,837
	EXCHANGE-TRADED FUNDS — 8.9%
53,500	iShares 0-3 Month Treasury Bond ETF	5,384,240
86,500	Vanguard Short-Term Treasury ETF	5,103,500
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,464,159)	10,487,740
	PREFERRED STOCKS — 0.2%
	ENERGY — 0.2%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	288,121
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	288,121

Principal Amount
	U.S. TREASURY BILLS — 0.8%
	United States Treasury Bill
$1,000,000	0.000%, 6/11/2026	990,012
	TOTAL U.S. TREASURY BILLS
	(Cost $989,998)	990,012
	U.S. TREASURY NOTES — 4.2%
	United States Treasury Note
3,000,000	0.750%, 3/31/2026	2,992,914
2,000,000	3.625%, 5/15/2026	1,999,586
		4,992,500
	TOTAL U.S. TREASURY NOTES
	(Cost $4,992,246)	4,992,500

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 6.2%
$7,340,362	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[7]	7,340,362
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,340,362)	7,340,362
	TOTAL INVESTMENTS — 99.6%
	(Cost $87,986,509)	117,833,572
	Other Assets in Excess of Liabilities — 0.4%	426,317
	TOTAL NET ASSETS — 100.0%	$118,259,889

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $14,070,966, which represents 11.9% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,185,068 which represents 1.9% of total net assets of the Fund.
[4]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.